Dividends - Details of dividends recognized as distributions to stockholders (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Details of dividends recognized as distributions to stockholders [Line Items]
Record date	[1]	Feb. 20, 2026	[2]	Feb. 21, 2025	Feb. 23, 2024
Ordinary shares
Details of dividends recognized as distributions to stockholders [Line Items]
Total number of shares issued		485,494,934	[2]	503,445,325	512,759,471
Par value per share in won		₩ 5,000	[2]	₩ 5,000	₩ 5,000
Dividend per share in won	[3]	₩ 880	[2]	₩ 540	₩ 525
Dividends	[2],[4]	₩ 417,502		₩ 267,755	₩ 268,697
Dividend rate per share (%)	[3]	17.60%	[2]	10.80%	10.50%

[1]	The Articles of Incorporation were amended at the regular general meeting of shareholders held on March 23, 2023, to allow the Board of Directors to determine the dividend record date by resolution. Accordingly, the record date for the 2025 annual dividend is February 20, 2026.
[2]	The proposed dividend is scheduled to be resolved at the general meeting of shareholders on March 26, 2026, and therefore has not been recognized as a distribution to owners during the current period.
[3]	The amount excludes interim dividends. When including quarterly dividends, the dividend per share is W2,100, W2,160 and W2,590 for the years ended December 31, 2023, 2024 and 2025, respectively, and dividend rate per share are 42.0%, 43.2% and 51.8% for the years ended December 31, 2023, 2024 and 2025, respectively.
[4]	The dividend applies to ordinary shares excluding treasury shares, with 2,723,039 treasury shares acquired between the end of the reporting period and the dividend record date being excluded.